Condensed Statements of Changes in Shareholders Equity - 11 months ended Dec. 31, 2020 - USD ($)	Total	Class A	Class B	Ordinary Shares [Member]	Ordinary Shares [Member] Class A	Ordinary Shares [Member] Class B	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning balance at Feb. 10, 2020	$ 0				$ 0	$ 0	$ 0	$ 0
Beginning balance, Shares at Feb. 10, 2020					0	0
Issuance of Class B ordinary shares to Sponsor	25,000				$ 0	$ 1,035	23,965	0
Issuance of Class B ordinary shares to Sponsor, Shares					0	10,350,000
Sale of units in initial public offering, gross	397,146,750				$ 4,140	$ 0	397,142,610	0
Sale of units in initial public offering, gross, Shares		41,400,000			41,400,000	0
Offering costs	(22,433,477)				$ 0	$ 0	(22,433,477)	0
Excess of cash received over fair value of private placement warrants	1,857,360				0	0	1,857,360	0
Shares subject to possible redemption	(341,965,990)				$ (3,420)	$ 0	(341,962,570)	0
Shares subject to possible redemption, Shares					(34,196,599)	0
Net loss	(29,629,640)	$ 210,000	$ (350,000)	$ (140,000)	$ 0	$ 0	0	(29,629,640)
Ending balance at Dec. 31, 2020	$ 5,000,003				$ 720	$ 1,035	$ 34,627,888	$ (29,629,640)
Ending balance, Shares at Dec. 31, 2020					7,203,401	10,350,000